JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.8%
Aerospace & Defense — 1.7%
HEICO Corp.	71	8,891
Spirit AeroSystems Holdings, Inc., Class A	17	1,406
TransDigm Group, Inc.	17	9,008

		19,305

Airlines — 2.0%
Delta Air Lines, Inc.	103	5,944
JetBlue Airways Corp. *	461	7,717
United Airlines Holdings, Inc. *	101	8,921

		22,582

Biotechnology — 6.0%
AbbVie, Inc.	89	6,762
Amgen, Inc.	146	28,222
Celgene Corp. *	32	3,188
Gilead Sciences, Inc.	321	20,358
Vertex Pharmaceuticals, Inc. *	50	8,437

		66,967

Building Products — 0.8%
Armstrong World Industries, Inc.	94	9,109

Capital Markets — 0.7%
MSCI, Inc.	38	8,253

Chemicals — 0.8%
CF Industries Holdings, Inc.	180	8,846

Communications Equipment — 2.4%
Cisco Systems, Inc.	540	26,696

Construction & Engineering — 0.8%
MasTec, Inc. *	138	8,954

Consumer Finance — 1.2%
Credit Acceptance Corp. *	18	8,530
FirstCash, Inc.	49	4,529

		13,059

Containers & Packaging — 0.3%
Crown Holdings, Inc. *	43	2,847

Electronic Equipment, Instruments & Components — 2.0%
CDW Corp.	36	4,449
Keysight Technologies, Inc. *	86	8,315
Tech Data Corp. *	85	8,902

		21,666

Entertainment — 0.9%
Live Nation Entertainment, Inc. *	133	8,843
Netflix, Inc. *	4	1,124

		9,967

Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	54	11,831
Equity Commonwealth	62	2,110
Invitation Homes, Inc.	303	8,972
Medical Properties Trust, Inc.	110	2,159
SBA Communications Corp.	34	8,223

		33,295

Food & Staples Retailing — 0.8%
Walgreens Boots Alliance, Inc.	169	9,370

Food Products — 1.9%
General Mills, Inc.	198	10,936
Hershey Co. (The)	37	5,688
Post Holdings, Inc. *	46	4,900

		21,524

Health Care Equipment & Supplies — 0.5%
Cooper Cos., Inc. (The)	12	3,623
Dentsply Sirona, Inc.	30	1,573

		5,196

Health Care Providers & Services — 3.4%
Anthem, Inc.	56	13,518
Humana, Inc.	10	2,531
McKesson Corp.	50	6,819
UnitedHealth Group, Inc.	70	15,191

		38,059

Health Care Technology — 0.7%
Veeva Systems, Inc., Class A *	51	7,802

Hotels, Restaurants & Leisure — 2.8%
Hilton Worldwide Holdings, Inc.	78	7,216
Starbucks Corp.	270	23,909

		31,125

Household Durables — 2.8%
Garmin Ltd.	100	8,460
NVR, Inc. *	2	8,773
PulteGroup, Inc.	269	9,825
Whirlpool Corp.	28	4,482

		31,540

Household Products — 0.6%
Procter & Gamble Co. (The)	56	6,953

Independent Power and Renewable Electricity Producers — 0.5%
NRG Energy, Inc.	127	5,009

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	4	553

Insurance — 0.7%
Allstate Corp. (The)	10	1,076
Everest Re Group Ltd.	3	772
Lincoln National Corp.	74	4,458
Progressive Corp. (The)	24	1,846

		8,152

Interactive Media & Services — 6.8%
Alphabet, Inc., Class A *	26	31,261
Alphabet, Inc., Class C *	19	23,039
Facebook, Inc., Class A *	81	14,335
IAC/InterActiveCorp*	31	6,692

		75,327

Internet & Direct Marketing Retail — 7.4%
Amazon.com, Inc. *	26	45,047
eBay, Inc.	510	19,884
Etsy, Inc. *	129	7,271
Expedia Group, Inc.	73	9,758

		81,960

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
IT Services — 9.4%
Euronet Worldwide, Inc. *	57	8,325
Leidos Holdings, Inc.	99	8,476
Mastercard, Inc., Class A	20	5,432
Okta, Inc. *	79	7,778
PayPal Holdings, Inc. *	276	28,632
VeriSign, Inc. *	42	7,941
Visa, Inc., Class A	221	37,980

		104,564

Life Sciences Tools & Services — 0.8%
IQVIA Holdings, Inc. *	60	8,948

Machinery — 1.1%
Allison Transmission Holdings, Inc.	198	9,330
Cummins, Inc.	17	2,733

		12,063

Media — 3.8%
Altice USA, Inc., Class A *	270	7,746
AMC Networks, Inc., Class A *	50	2,433
Comcast Corp., Class A	218	9,846
Discovery, Inc., Class A * (a)	130	3,449
Nexstar Media Group, Inc., Class A	75	7,622
Omnicom Group, Inc.	56	4,408
Sinclair Broadcast Group, Inc., Class A	159	6,783

		42,287

Multiline Retail — 0.5%
Dollar General Corp.	35	5,499

Oil, Gas & Consumable Fuels — 0.9%
ConocoPhillips	42	2,399
HollyFrontier Corp.	122	6,555
Peabody Energy Corp.	71	1,040

		9,994

Pharmaceuticals — 1.4%
Allergan plc	39	6,479
Horizon Therapeutics plc *	107	2,922
Jazz Pharmaceuticals plc *	52	6,599

		16,000

Professional Services — 0.7%
ManpowerGroup, Inc.	25	2,072
Robert Half International, Inc.	109	6,073

		8,145

Road & Rail — 0.5%
CSX Corp.	83	5,777

Semiconductors & Semiconductor Equipment — 4.5%
Lam Research Corp.	100	23,111
NXP Semiconductors NV (Netherlands)	216	23,537
Universal Display Corp.	18	3,039

		49,687

Software — 13.5%
Atlassian Corp. plc, Class A *	97	12,142
Fortinet, Inc. *	100	7,638
Microsoft Corp.	569	79,143
Oracle Corp.	590	32,457
VMware, Inc., Class A	104	15,651
Zscaler, Inc. * (a)	71	3,360

		150,391

Specialty Retail — 1.9%
AutoZone, Inc. *	8	8,894
Ross Stores, Inc.	116	12,743

		21,637

Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	222	49,710
Dell Technologies, Inc., Class C *	71	3,698
HP, Inc.	210	3,968
Xerox Holdings Corp.	184	5,503

		62,879

Tobacco — 0.7%
Altria Group, Inc.	197	8,057

Trading Companies & Distributors — 0.8%
United Rentals, Inc. *	69	8,588

TOTAL COMMON STOCKS (Cost $822,651)		1,088,632

SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (b) (c) (Cost $22,269)	22,261	22,268

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)(Cost $4,136)	4,136	4,136

Total Investments — 100.2% (Cost $849,056)		1,115,036
Liabilities in Excess of Other Assets — (0.2)%		(2,707)

Net Assets — 100.0%		1,112,329

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $4,042,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	156	12/2019	USD	23,221	(175)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,115,036	$—	$—	$1,115,036

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(175)	$—	$—	$(175)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$26,680	$126,169	$130,576	$(2)	$(3)	$22,268	22,261	$128	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	1,273	14,245	11,382	—	—	4,136	4,136	12	—

Total	$27,953	$140,414	$141,958	$(2)	$(3)	$26,404		$140	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.